    As filed with the Securities and Exchange Commission on October 30, 2003
                                                      1933 Act File No. 33-34502
                                                      1940 Act File No. 811-6102

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                -----------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 20

                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 22


                             MFS(R) SERIES TRUST VI
               (Exact Name of Registrant as Specified in Charter)

                500 Boylston, Street, Boston, Massachusetts 02116
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code: 617-954-5000
           Stephen E. Cavan, Massachusetts Financial Services Company
                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)


|_| immediately upon filing pursuant to paragraph (b)
|X| on October 31, 2003 pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

                            MFS(R) GLOBAL EQUITY FUND

           SUPPLEMENT DATED NOVEMBER 3, 2003 TO THE CURRENT PROSPECTUS

This Supplement describes the fund's class R2 shares, and it supplements certain information in the fund's current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

The fund currently offers class R shares, which have been redesignated as "class R1 shares." Class R2 shares are identical to class R1 shares, except that class R2 shares carry a 0.25% administrative service fee. Class R2 shares are primarily offered to certain retirement plans as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     PERFORMANCE TABLE. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class R2 shares are being initially offered for public sale on November 3, 2003, class R2 shares do not yet have a performance record to report. Class R2 share performance will include the performance of the fund's class B shares for periods prior to the offering of class R2 shares, as adjusted to take into account that, unlike class B shares, class R2 shares do not bear a contingent deferred sales charge.

2.   EXPENSE SUMMARY

     EXPENSE TABLE. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
                                                                        CLASS R2
     Maximum Sales Charge (Load) Imposed on Purchases
         (as a percentage of offering price)..........................   0.00%
     Maximum Deferred Sales Charge (load) (as a percentage
         of original purchase price or redemption proceeds,
         whichever is less)...........................................   0.00%

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
     FROM FUND ASSETS):
     Management Fees..................................................   1.00%
     Distribution and Service (12b-1) Fees(1).........................   0.50%
     Other Expenses(2)................................................   0.62%
                                                                         -----
     Total Annual Fund Operating Expenses.............................   2.12%

--------------------

(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R2 shares and the services provided to you by your financial intermediary (referred to as distribution and service fees). See "Description of Share Classes - Distribution and Service Fees" below.

(2) "Other Expenses" are estimated for the fund's current fiscal year. "Other Expenses" include an annual 0.25% administrative service fee paid by the fund from assets attributable to class R2 shares to MFS for the provision by MFS, or a third party, of various administrative, recordkeeping and communication/educational services. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table.

EXAMPLE OF EXPENSES
These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

         SHARE CLASS                    YEAR 1                YEAR 3

         Class R2 shares                $215                  $664

3.   MANAGEMENT OF THE FUND

     ADMINISTRATOR. In addition to the administrative services provided by MFS to the fund as described in the prospectus, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services.

4.   DESCRIPTION OF SHARE CLASSES

In addition to the fund's other share classes, the fund commenced offering class R2 shares on or about November 3, 2003. Class R2 shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Where MFS (or one of its affiliates) is responsible for providing participant recordkeeping services for the eligible retirement plan, the plan will be eligible to purchase class R2 shares if it meets certain asset thresholds established and disclosed to the plan sponsor by MFS. Class R2 shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and 529 tuition programs.

DISTRIBUTION AND SERVICE FEES
The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R2 shares, and the services provided to you by your financial intermediary. These annual distribution and service fees may equal up to 0.50% of average daily net assets (0.25% distribution fee and 0.25% service fee) for class R2 shares, and are paid out of the assets of class R2 shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges.

5.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem shares, together with the description of other related considerations, in the fund's Prospectus applies equally to class R2 shares.

HOW TO EXCHANGE SHARES
Class R2 shares of the fund may be exchanged for class R2 shares of any other MFS fund offering class R2 shares, and may be exchanged for shares of the MFS Money Market Fund and MFS Fixed Fund (subject to any limitation applicable to the purchase of these funds' shares as disclosed in their prospectuses).

6.   INVESTOR SERVICES AND PROGRAMS

The description of investor services and programs in the Prospectus applies equally to class R2 shares.

7.   FINANCIAL HIGHLIGHTS

Because class R2 shares are initially being offered for sale on or about November 3, 2003, class R2 shares do not have financial highlights to report.

                THE DATE OF THIS SUPPLEMENT IS NOVEMBER 3, 2003.

                         MFS(R) GLOBAL TOTAL RETURN FUND

           SUPPLEMENT DATED NOVEMBER 3, 2003 TO THE CURRENT PROSPECTUS

This Supplement describes the fund's class R2 shares, and it supplements certain information in the fund's current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

The fund currently offers class R shares, which have been redesignated as "class R1 shares." Class R2 shares are identical to class R1 shares, except that class R2 shares carry a 0.25% administrative service fee. Class R2 shares are primarily offered to certain retirement plans as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     Performance Table. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class R2 shares are being initially offered for public sale on November 3, 2003, class R2 shares do not yet have a performance record to report. Class R2 share performance will include the performance of the fund's class A shares for periods prior to the offering of class R2 shares, as adjusted to take into account that, unlike class A shares, class R2 shares do not bear a front end sales charge (load).

2.   EXPENSE SUMMARY

     EXPENSE TABLE. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
                                                                        CLASS R2
     Maximum Sales Charge (Load) Imposed on Purchases
         (as a percentage of offering price).........................    0.00%
     Maximum Deferred Sales Charge (load) (as a percentage
         of original purchase price or redemption proceeds,
         whichever is less)..........................................    0.00%

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
     FROM FUND ASSETS):
     Management Fees.................................................    0.84%
     Distribution and Service (12b-1) Fees(1)........................    0.50%
     Other Expenses(2)...............................................    0.59%
                                                                         -----
     Total Annual Fund Operating Expenses(2).........................    1.93%

-------------------
(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R2 shares and the services provided to you by your financial intermediary (referred to as distribution and service fees). See "Description of Share Classes - Distribution and Service Fees" below.

(2) "Other Expenses" are estimated for the fund's current fiscal year. "Other Expenses" include an annual 0.25% administrative service fee paid by the fund from assets attributable to class R2 shares to MFS for the provision by MFS, or a third party, of various administrative, recordkeeping and communication/educational services. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these fee reductions been taken into account, "Total Annual Fund Operating Expenses" for class R2 shares would be estimated to be 1.92%.

EXAMPLE OF EXPENSES
These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

         SHARE CLASS                    YEAR 1                YEAR 3

         Class R2 shares                $196                  $606

3.   MANAGEMENT OF THE FUND

     ADMINISTRATOR. In addition to the administrative services provided by MFS to the fund as described in the prospectus, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services.

4.   DESCRIPTION OF SHARE CLASSES

In addition to the fund's other share classes, the fund commenced offering class R2 shares on or about November 3, 2003. Class R2 shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Where MFS (or one of its affiliates) is responsible for providing participant recordkeeping services for the eligible retirement plan, the plan will be eligible to purchase class R2 shares if it meets certain asset thresholds established and disclosed to the plan sponsor by MFS. Class R2 shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and 529 tuition programs.

DISTRIBUTION AND SERVICE FEES
The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R2 shares, and the services provided to you by your financial intermediary. These annual distribution and service fees may equal up to 0.50% of average daily net assets (0.25% distribution fee and 0.25% service fee) for class R2 shares, and are paid out of the assets of class R2 shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges.

5.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem shares, together with the description of other related considerations, in the fund's Prospectus applies equally to class R2 shares.

HOW TO EXCHANGE SHARES
Class R2 shares of the fund may be exchanged for class R2 shares of any other MFS fund offering class R2 shares, and may be exchanged for shares of the MFS Money Market Fund and MFS Fixed Fund (subject to any limitation applicable to the purchase of these funds' shares as disclosed in their prospectuses).

6.   INVESTOR SERVICES AND PROGRAMS

The description of investor services and programs in the Prospectus applies equally to class R2 shares.

7.   FINANCIAL HIGHLIGHTS

Because class R2 shares are initially being offered for sale on or about November 3, 2003, class R2 shares do not have financial highlights to report.

                THE DATE OF THIS SUPPLEMENT IS NOVEMBER 3, 2003.

                              MFS(R) UTILITIES FUND

           SUPPLEMENT DATED NOVEMBER 3, 2003 TO THE CURRENT PROSPECTUS

This Supplement describes the fund's class R2 shares, and it supplements certain information in the fund's current Prospectus. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus.

The fund currently offers class R shares, which have been redesignated as "class R1 shares." Class R2 shares are identical to class R1 shares, except that class R2 shares carry a 0.25% administrative service fee. Class R2 shares are primarily offered to certain retirement plans as described under the caption "Description of Share Classes" below.

1.   RISK RETURN SUMMARY

     PERFORMANCE TABLE. The "Performance Table" is intended to indicate some of the risks of investing in the fund by showing changes in the fund's performance over time. Because class R2 shares are being initially offered for public sale on November 3, 2003, class R2 shares do not yet have a performance record to report. Class R2 share performance will include the performance of the fund's class A shares for periods prior to the offering of class R2 shares, as adjusted to take into account that, unlike class A shares, class R2 shares do not bear a front end sales charge (load).

2.   EXPENSE SUMMARY

     EXPENSE TABLE. This table describes the fees and expenses that you may pay when you buy, redeem and hold shares of the fund.

     SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):
                                                                      CLASS R2
     Maximum Sales Charge (Load) Imposed on Purchases
         (as a percentage of offering price).........................  0.00%
     Maximum Deferred Sales Charge (load) (as a percentage
         of original purchase price or redemption proceeds,
         whichever is less)..........................................  0.00%

     ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
     FROM FUND ASSETS):
     Management Fees.................................................  0.60%
     Distribution and Service (12b-1) Fees(1)........................  0.50%
     Other Expenses(2)...............................................  0.52%
                                                                       -----
     Total Annual Fund Operating Expenses(2).........................  1.62%

--------------------
(1) The fund adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R2 shares and the services provided to you by your financial intermediary (referred to as distribution and service fees). See "Description of Share Classes - Distribution and Service Fees" below.

(2) "Other Expenses" are estimated for the fund's current fiscal year. "Other Expenses" include an annual 0.25% administrative service fee paid by the fund from assets attributable to class R2 shares to MFS for the provision by MFS, or a third party, of various administrative, recordkeeping and communication/educational services. The fund has an expense offset arrangement which reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian and dividend disbursing agent. The fund may also enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the fund's expenses). Any such fee reductions are not reflected in the table. Had these expense reductions been taken into account, "Total Annual Fund Operating Expenses" for class R2 would be 1.61%.

EXAMPLE OF EXPENSES
These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The examples assume that:

     o you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods;

     o your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

         SHARE CLASS                    YEAR 1                YEAR 3

         Class R2 shares                $165                  $511

3.   MANAGEMENT OF THE FUND

     Administrator. In addition to the administrative services provided by MFS to the fund as described in the prospectus, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services.

4.   DESCRIPTION OF SHARE CLASSES

In addition to the fund's other share classes, the fund commenced offering class R2 shares on or about November 3, 2003. Class R2 shares are generally available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Where MFS (or one of its affiliates) is responsible for providing participant recordkeeping services for the eligible retirement plan, the plan will be eligible to purchase class R2 shares if it meets certain asset thresholds established and disclosed to the plan sponsor by MFS. Class R2 shares are not generally available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans and 529 tuition programs.

DISTRIBUTION AND SERVICE FEES
The fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of class R2 shares, and the services provided to you by your financial intermediary. These annual distribution and service fees may equal up to 0.50% of average daily net assets (0.25% distribution fee and 0.25% service fee) for class R2 shares, and are paid out of the assets of class R2 shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sale charges.

5.   HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

The description of how to purchase, exchange and redeem shares, together with the description of other related considerations, in the fund's Prospectus applies equally to class R2 shares.

HOW TO EXCHANGE SHARES
Class R2 shares of the fund may be exchanged for class R2 shares of any other MFS fund offering class R2 shares, and may be exchanged for shares of the MFS Money Market Fund and MFS Fixed Fund (subject to any limitation applicable to the purchase of these funds' shares as disclosed in their prospectuses).

6.   INVESTOR SERVICES AND PROGRAMS

The description of investor services and programs in the Prospectus applies equally to class R2 shares.

7.   FINANCIAL HIGHLIGHTS

Because class R2 shares are initially being offered for sale on or about November 3, 2003, class R2 shares do not have financial highlights to report.

                THE DATE OF THIS SUPPLEMENT IS NOVEMBER 3, 2003.

The Prospectuses and Statements of Additional Information of MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund, each dated March 1, 2003, are hereby incorporated by reference to the Registrant's Post-Effective Amendment No. 19, filed with the SEC via EDGAR on February 28, 2003.

The financial statements included in the Semiannual Reports to Shareholders of MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund, dated April 30, 2003, which were filed by the Registrant with the Securities and Exchange Commission via EDGAR on June 24, 2003, are hereby incorporated by reference to such materials into this Post-Effective Amendment No. 20.

                               MFS SERIES TRUST VI

                         MFS(R) Global Total Return Fund
                              MFS(R) Utilities Fund
                            MFS(R) Global Equity Fund

                                     PART C

ITEM 23. EXHIBITS


          1   (a) Amended and Restated Declaration of Trust of the Registrant,
                  dated August 12, 2003; filed herewith.

              (b) Amendment, dated August 15, 2003, to the Declaration of Trust
                  - Redesignation of Class R Shares as Class R1 Shares for MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund and Designation of New Class R2 Shares for MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund; filed herewith.


          2 Master Amended and Restated By-Laws, dated January 1, 2002, as revised September 18, 2002. (13)

          3 Form of Certificate representing ownership of the Registrant's Classes of Shares. (4)

          4       Investment Advisory Agreement, dated January 1, 2002. (6)

          5   (a) Distribution Agreement between the Trust and MFS Fund
                  Distributors, Inc., dated January 1, 1995. (1)

              (b) Dealer Agreement between MFS Fund Distributors, Inc. ("MFD")
                  and a dealer, and the Mutual Fund Agreement between MFD and a bank effective April 6, 2001. (5)

          6   (a) Retirement Plan for Non-Interested Person Trustees, as amended and restated February 10, 1999. (2)

              (b) Amendment to the Retirement Plan for Non-Interested Person
                  Trustees, dated effective July 1, 2002. (16)

              (c) Retirement Benefit Deferral Plan, dated July 1, 2002. (11)

         7    (a) Master Custodian Agreement between the Trust and State Street
                  Bank and Trust Company, dated July 2, 2001. (12)

              (b) Global Custody Agreement between the Trust and Chase Manhattan
                  Bank, dated July 2, 2001. (12)


              (c) Exhibit A, revised July 16, 2003, to the Master Custodian
                  Contract and the Global Custody Agreement. (14)

              (d) Amendment No. 2, dated May 2, 2003, to the Master Custodian
                  Agreement with State Street Bank and Trust Company. (9)


          8   (a) Shareholder Servicing Agreement between the Registrant and MFS
                  Service Center, Inc., dated August 10, 1990. (1)


              (b) Amendment to Shareholder Servicing Agreement, dated April 1,
                  2003, to amend the Fee Schedule; filed herewith.


              (c) Exchange Privilege Agreement dated July 30, 1997. (3)

              (d) Dividend Disbursing Agency Agreement, dated August 10, 1990.
                  (1)

              (e) Master Administrative Services Agreement, dated March 1, 1997, as amended and restated April 1, 1999. (7)

              (f) Exhibit A, as revised September 18, 2002, to the Amended and
                  Restated Master Administrative Services Agreement. (16)

              (g) Master 529 Administrative Services Agreement, dated August 1,
                  2002. (15)

              (h) Addendum, dated October 16, 2002, to the Master 529
                  Administrative Services Agreement. (15)


              (i) Master Class R2 Administrative Services Agreement, dated
                  August 15, 2003. (9)


          9   (a) Consent and Opinion of Counsel, dated February 25, 1998. (8)


              (b) Legal Opinion Consent, dated October 27, 2003; filed herewith.

         10 Consent of Ernst & Young, LLP for MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund; filed herewith.


         11       Not Applicable.

         12       Not Applicable.


         13 Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997 and Amended and Restated August 15, 2003. (14)


         14       Not Applicable.


         15 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended and restated August 15, 2003. (9)


         16 Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. (10)


         Power of Attorney, dated January 1, 2002.  (6)
         Power of Attorney, dated August 1, 2002.  (11)
         Power of Attorney, dated May 20, 2003.  (17)

-----------------------------
(1) Incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed with the SEC via EDGAR on October 23, 1995.
(2) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 20 filed with the SEC via EDGAR on February 26, 1999.
(3) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC via EDGAR on October 29, 1997.
(4) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(5) Incorporated by reference to MFS Growth Opportunities Fund (File Nos. 2-36431 and 811-2032) Post-Effective Amendment No. 41 filed with the SEC via EDGAR on April 30, 2001.
(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed with the SEC via EDGAR on February 28, 2002.
(7) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on March 31, 1999.
(8) Incorporated by reference to the Registrant's Post-Effective Amendment No. 12 filed with the SEC via EDGAR on February 27, 1998.

(9) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on September 26, 2003.

(10) Incorporated by reference to MFS Series Trust IX (File Nos. 2-5049 and 811-2464) Post-Effective Amendment No. 40 filed with the SEC via EDGAR on August 28, 2000.
(11) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44 filed with the SEC via EDGAR on August 1, 2002.
(12) Incorporated by reference to MFS Series Trust X (File Nos. 3-1657 and 811-4492) Post-Effective Amendment No. 34 filed with the SEC via EDGAR on July 30, 2001.
(13) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 46 filed with the SEC via EDGAR on October 16, 2002

(14) Incorporated by reference to MFS Series Trust I (File Nos. 33-7638 and 811-4777) Post-Effective Amendment No. 42 filed with the SEC via EDGAR on October 30, 2003.

(15) Incorporated by reference to MFS Series Trust X (File Nos. 33-1657 and 811-4492) Post-Effective Amendment No. 43 filed with the SEC via EDGAR on November 27, 2002.
(16) Incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed with the SEC via EDGAR on December 23, 2002.

(17) Incorporated by reference to MFS Series Trust VI (File No. 333-105502) Post-Effective Amendment No. 1 to Form N-14 filed with the SEC via EDGAR on May 23, 2003.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not applicable.

ITEM 25. INDEMNIFICATION


         Reference is hereby made to (a) Article V of the Registrant's Amended and Restated Declaration of Trust dated August 12, 2003 filed herewith and (b)
Section 9 of the Shareholder Servicing Agent Agreement, filed with the SEC on October 23, 1995 as part of the Registrant's Post-Effective Amendment No. 8.


         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


         MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
MASSACHUSETTS INVESTORS TRUST; MASSACHUSETTS INVESTORS GROWTH STOCK FUND; MFS GROWTH OPPORTUNITIES FUND; MFS GOVERNMENT SECURITIES FUND; MFS GOVERNMENT LIMITED MATURITY FUND; MFS SERIES TRUST I (which has 10 series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Value Fund, MFS New Discovery Fund, MFS Technology Fund, MFS Research International Fund and MFS Japan Equity Fund); MFS SERIES TRUST II (which has two series: MFS Emerging Growth Fund and MFS Large Cap Growth Fund); MFS SERIES TRUST III (which has three series: MFS High Income Fund, MFS Municipal High Income Fund and MFS High Yield Opportunities
Fund); MFS SERIES TRUST IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth
Fund); MFS SERIES TRUST V (which has five series: MFS Total Return Fund, MFS Research Fund, MFS International New Discovery Fund, MFS International Strategic Growth Fund and MFS International Strategic Value Fund); MFS SERIES TRUST VI (which has three series: MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund); MFS SERIES TRUST VII (which has one series: MFS Capital Opportunities Fund); MFS SERIES TRUST VIII (which has three series: MFS Strategic Income Fund, MFS Global Growth Fund and MFS Tax Managed Equity Fund); MFS SERIES TRUST IX (which has nine series: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund, MFS Research Bond Fund J, MFS Intermediate Investment Grade Bond Fund, MFS Emerging Opportunities Fund, MFS Large Cap Value Fund and MFS Inflation-Adjusted Bond Fund; MFS SERIES TRUST X (which has 16 series: MFS Government Mortgage Fund, MFS Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Value Fund, MFS Strategic Value Fund, MFS Emerging Markets Debt Fund, MFS European Equity Fund, MFS New Endeavor Fund, MFS Fundamental Growth Fund, MFS Gemini U.K. Fund, MFS Global Value Fund, MFS International Core Equity Fund, MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund and MFS Aggressive Growth Allocation Fund); MFS SERIES TRUST XI (which has three series: MFS Union Standard Equity Fund, Vertex International Fund and MFS Mid Cap Value Fund); and MFS MUNICIPAL SERIES TRUST (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts, 02116.

         MFS also serves as investment adviser of the following open-end Funds:
MFS Institutional Trust ("MFSIT") (which has 9 series) and MFS Variable Insurance Trust ("MVI") (which has 15 series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts, 02116.

         In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts, 02116.

         Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 29 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, Global Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston, Massachusetts, 02116. The principal business address of each of the aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts, 02181.

         The Directors of MFS are John W. Ballen, Kevin R. Parke, William W. Scott, Martin E. Beaulieu, Robert J. Manning, Richard D. Schmalensee, Donald A. Stewart, C. James Prieur, William W. Stinson and James C. Baillie. Jeffrey L. Shames is the Chairman, Mr. Ballen is Chief Executive Officer, Mr. Parke is President and Chief Investment Officer, Mr. William Scott is Vice Chairman, Mr. Beaulieu is Executive Vice President and the Director of Global Distribution, Mr. Manning is Executive Vice President and Chief Fixed Income Officer, Stephen
E. Cavan is a Senior Vice President, General Counsel and Secretary of MFS, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, Thomas B. Hastings is a Senior Vice President and Treasurer of MFS and Joseph Lynch is the Assistant Treasurer of MFS.

         MASSACHUSETTS INVESTORS TRUST
         MASSACHUSETTS INVESTORS GROWTH STOCK FUND
         MFS GROWTH OPPORTUNITIES FUND
         MFS GOVERNMENT SECURITIES FUND
         MFS GOVERNMENT LIMITED MATURITY FUND
         MFS SERIES TRUST I
         MFS SERIES TRUST II
         MFS SERIES TRUST III
         MFS SERIES TRUST IV
         MFS SERIES TRUST V
         MFS SERIES TRUST VI
         MFS SERIES TRUST VII
         MFS SERIES TRUST VIII
         MFS SERIES TRUST IX
         MFS SERIES TRUST X
         MFS SERIES TRUST XI
         MFS MUNICIPAL SERIES TRUST
         MFS VARIABLE INSURANCE TRUST
         MFS INSTITUTIONAL TRUST
         MFS MUNICIPAL INCOME TRUST
         MFS MULTIMARKET INCOME TRUST
         MFS GOVERNMENT MARKETS INCOME TRUST
         MFS INTERMEDIATE INCOME TRUST
         MFS CHARTER INCOME TRUST
         MFS SPECIAL VALUE TRUST

         Jeffrey L. Shames is Chairman, John W. Ballen is President, Stephen E. Cavan is the Secretary and Clerk, Richard M. Hisey, a Senior Vice President of MFS, is Treasurer, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary and Assistant Clerk.

         MFS/SUN LIFE SERIES TRUST

         C. James Prieur, President and Director of Sun Life Assurance Company of Canada, is Chairman, John W. Ballen is President, Stephen E. Cavan is the Secretary and Clerk, Richard M. Hisey is the Treasurer, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, James R. Bordewick, Jr., is the Assistant Secretary and Assistant Clerk.

         MONEY MARKET VARIABLE ACCOUNT
         HIGH YIELD VARIABLE ACCOUNT
         CAPITAL APPRECIATION VARIABLE ACCOUNT
         GOVERNMENT SECURITIES VARIABLE ACCOUNT
         TOTAL RETURN VARIABLE ACCOUNT
         GLOBAL GOVERNMENTS VARIABLE ACCOUNT
         MANAGED SECTORS VARIABLE ACCOUNT

         C. James Prieur is Chairman and Member of the Board of Managers, John
W. Ballen is President, Stephen E. Cavan is the Secretary, Richard M. Hisey is Treasurer, Jim Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers and James R. Bordewick, Jr., is the Assistant Secretary.

         MIL FUNDS
         MFS MERIDIAN FUNDS

         Jeffrey L. Shames is Chairman, John A. Brindle, Richard W. S. Baker and William F. Waters are Directors, Stephen E. Cavan is the Secretary, Richard M. Hisey is Treasurer, James O. Yost, Ellen M. Moynihan and Robert R. Flaherty are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         VERTEX INVESTMENT MANAGEMENT, INC., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex Contrarian Fund and Vertex International Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts, 02116.

         Jeffrey L. Shames and Kevin R. Parke are Directors. Mr. Shames is also the President. John W. Ballen is Executive Vice President and Chief Investment Officer, John D. Laupheimer is a Senior Vice President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

         MFS INTERNATIONAL LTD. ("MIL BERMUDA"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Canon's Court, 22 Victoria Street, Hamilton HM 12 Bermuda, serves as investment adviser to and distributor for MFS American Funds, known as the MFS Funds, SICAV after January 1999 (which has 14 portfolios): Emerging Markets Debt Fund, European Bond Fund, European Equity Fund, European Growth Fund, European High Yield Bond Fund, European Smaller Companies Fund, European Value Fund, Global Equity Fund, U.S. Dollar Reserve Fund, U.S. Emerging Growth Fund, U.S. High Yield Bond Fund, U.S. Research Fund, U.S. Strategic Growth Fund and Value Fund (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg. MIL also serves as investment adviser to and distributor for MFS Meridian Asian Dynasty Fund, MFS Meridian Emerging Markets Debt Fund, MFS Meridian European Equity Fund, MFS Meridian Global Balanced Fund, MFS Meridian Global Equity Fund, MFS Meridian Global Growth Fund, MFS Meridian Limited Maturity Fund, MFS Meridian Money Market Fund, MFS Meridian Research Bond Fund, MFS Meridian Research International Fund, MFS Meridian Strategic Growth Fund, MFS Meridian Strategic Income Fund, MFS Meridian Technology Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian U.S. Equity Fund, MFS Meridian U.S. Government Bond Fund, MFS Meridian U.S. High Yield Fund, MFS Meridian U.S. Research Fund and MFS Meridian Value Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

         Jeffrey L. Shames is a Director, Peter Laird is a Director and President, Stephen E. Cavan is a Director, Senior Vice President and Secretary, Peter Bubenzner is a Director, Judith Collis is a Director, Robert Whelan is the Treasurer, Robert T. Burns is the Assistant Secretary and Thomas B. Hastings is the Assistant Treasurer. Mark Rogers is Senior Vice President and Managing Director - Retail and Ira S. Krolick is Senior Vice President.

         MFS INTERNATIONAL (U.K.) LTD. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is Eversheds, Senator House, 85 Queen Victoria Street, London, England EC4V 4JL, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

         Jeffrey L. Shames, John W. Ballen, Peter D. Laird and Stephen E. Cavan are the Directors. Mr. Laird is the President, Mr. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary. Robert R. Flaherty, Ellen M. Moynihan, Steven J. Wildes and James O. Yost are Vice Presidents.

         MFS INTERNATIONAL S.C. LTDA ("MIL BRAZIL"), a private commercial limited liability quota company organized under the laws of Brazil whose current address is Al Campinas, 1070, 7 andar, Sala 15, Sao Paulo, Sao Paulo, Brazil, is primarily involved in providing market development services to increment the use of MFS products and services in Brazil as well as being a distributor of the MFS Meridian Funds.

         Jeffrey L. Shames, Stephen E. Cavan and Peter D. Laird are Advisory Board Members. Mr. Shames is also the President.

         MFS INSTITUTIONAL ADVISORS (AUSTRALIA) LTD. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 27, Australia Square, 264 George Street, Sydney, NSW2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

         Graham E. Lenzner is the Chairman, Loretta Lenzner, John W. Ballen and Sheldon Rivers are Directors, Stephen E. Cavan is the Secretary, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

         MFS FUND DISTRIBUTORS, INC. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

         Jeffrey L. Shames is the Chairman, James V. Fitzgerald is the President and Director, Martin E. Beaulieu is a Director, Robert Leo is a Director, Vice Chairman and Executive Vice President, Stephen E. Cavan is the Secretary, Robert
T. Burns is the Assistant Secretary, Michael J. Londergan is the Treasurer and Thomas B. Hastings is the Assistant Treasurer.

         MFS SERVICE CENTER, INC. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

         Jeffrey L. Shames is the Chairman. Janet A. Clifford is a Director. Ms. Clifford is also the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         MFS INSTITUTIONAL ADVISORS, INC. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

         Jeffrey L. Shames is Chairman and John W. Ballen is a Director, Kevin
R. Parke is an Executive Vice President and Managing Director, Lisa M. Jones is Head of Institutional and Executive Vice President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary, Ray P. Dutcher is Senior Vice President - Global Client Services, Fletcher B. Coleman III is Senior Vice President and Managing Director of Insurance Services Group, Robert W. Gandre is Senior Vice President and Director of Middle East, Asia & Latin America and Karen C. Jordan and Terence M. Welch are Senior Vice Presidents.

         MFS RETIREMENT SERVICES, INC. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

         Jeffrey L. Shames is the Chairman, Martin E. Beaulieu is the Director, Carol W. Geremia is the President, Robert Whelan is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, Robert
T. Burns is the Assistant Secretary, Katharine Burridge is Senior Vice President
- Qualified Plans, Director of Qualified Plans, Matthew D. Gannon is Senior Vice President - Retail Marketing, Director of RSI Marketing, William F. Shaw is Senior Vice President - Marketing and George C. Sutherland is Senior Vice President - Sales.

         MFS INVESTMENT MANAGEMENT K.K. ("MIMKK"), a wholly owned subsidiary of MFS, is a corporation incorporated in Japan. MIMKK, whose address is Kamiyacho-Mori Building, 3-20, Tranomon 4-chome, Minato-ku, Tokyo, Japan, is involved in investment management activities.

         Jeffrey L. Shames is a Director, Ira S. Krolick is a Director and Chief Operating Officer, Peter Laird is a Director and Takafumi Ishii is a Director and Representative Director. Robert J. Whelan is Statutory Auditor.

         MFS HERITAGE TRUST COMPANY ("MFS TRUST"), a New Hampshire-chartered limited-purpose trust company whose current address is 650 Elm Street, Suite 404, Manchester, NH 03101, provides directed trustee services to retirement plans.

         Stephen E. Cavan, Joseph W. Dello Russo, Janet A. Clifford, Martin E. Beaulieu, Carol W. Geremia, Joseph A. Kosciuszek are Directors. Mr. Cavan is the President, Robert Whelan is the Treasurer and Robert T. Burns is the Clerk. Mark Kaplan is Trust Officer.

         MFS ORIGINAL RESEARCH PARTNERS, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to domestic pooled private investment vehicles.

         Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors, Robert Whelan is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

         MFS ORIGINAL RESEARCH ADVISORS, LLC, a Delaware limited liability company and a wholly owned subsidiary of MFS whose address is 500 Boylston Street, Boston, Massachusetts 02116, is an adviser to offshore pooled private investment vehicles.

         Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors, Robert Whelan is the Treasurer, Stephen E. Cavan is the Secretary, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

         MFS JAPAN HOLDINGS, LLC, a private limited liability company organized under the laws of Delaware whose address is 500 Boylston Street, Boston, MA 02116, is primarily a holding company and is 50% owned by Massachusetts Financial Services Company and 50% owned by Sun Life Financial (Japan), Inc.

         Jeffrey L. Shames, Douglas C. Henck, Peter D. Laird and Donald A. Stewart are Directors.

         SUN LIFE OF CANADA (U.S.) FINANCIAL SERVICES HOLDINGS, INC., a company incorporated under the laws of Delaware whose address is 500 Boylston Street, Boston, Massachusetts 02116, is the direct parent company of Massachusetts Financial Services Company.

         John W. Ballen, Kevin R. Parke, Jeffrey L. Shames, Eric G. Burns, Donald A. Stewart and C. James Prieur are Directors. Mr. Ballen is the Chairman and Mr. Parke is the Chief Executive Officer & President, Robert Whelan is the Treasurer, Joseph Lynch is the Assistant Treasurer, Robert T. Burns is Secretary and Mitchell C. Freestone is the Assistant Secretary.

         MFS INVESTMENT MANAGEMENT (LUX) S.A., a joint stock company organized under the laws of Luxembourg whose registered office is 49, Avenue J.F. Kennedy, L-1855, Kirchberg, Luxembourg, is the management company of the MFS Investment Funds, which has 2 portfolios: MFS Funds-Global Equity Ex-Japan Fund and MFS Funds-Bond Fund.

         Jeffrey L. Shames, John W. Ballen and Kevin R. Parke are Directors, Robert J. Whelan is Treasurer and Thomas B. Hastings is Assistant Treasurer.

         MFS/SUN LIFE FINANCIAL DISTRIBUTORS, INC., a Delaware broker dealer jointly owned by MFS and Sun Life of Canada (U.S.) Financial Services Holdings, Inc., whose address is 125 High Street, Boston, Massachusetts 02110, is a distributor of variable annuity products.

         Martin E. Beaulieu and James A. McNulty, III are the Directors, Thomas Seitz is President, Julia H. Holloway is Vice President and Chief Administrative Officer, Norton A. Goss, II is Vice President and Chief Compliance Officer, Davey S. Scoon is Vice President and Treasurer, Imants Saksons is Vice President, Jane F. Jette is Financial/Operations Principal, Nancy Atherton is Tax Officer, George E. Madden is Secretary and William T. Evers is Assistant Secretary.

         In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

          Donald A. Stewart        Chief Executive Officer, Sun Life Assurance
                                     Company of Canada, Sun Life Centre, 150
                                     King Street West, Toronto, Ontario, Canada
                                     (Mr. Stewart is also an officer and/or
                                     Director of various subsidiaries and
                                     affiliates of Sun Life)

          C. James Prieur          President and a Director, Sun Life Assurance
                                     Company of Canada, Sun Life Centre, 150
                                     King Street West, Toronto, Ontario, Canada
                                     (Mr. Prieur is also an officer and/or
                                     Director of various subsidiaries and
                                     affiliates of Sun Life)

          William W. Stinson       Non-Executive Chairman, Sun Life Financial
                                     and Sun Life Assurance Company of Canada,
                                     Sun Life Centre, 150 King Street West,
                                     Toronto, Ontario, Canada; Chairman,
                                     Westshore Terminals Income Fund, Vancouver,
                                     British Columbia; Director, Grant Forest
                                     Products Inc., Ontario, Canada and Trustee,
                                     Fording Canadian Coal Trust, Calgary,
                                     Alberta

          James C. Baillie         Counsel, Torys, Ontario, Canada; Chair,
                                     Independent Electricity Market Operator,
                                     Ontario, Canada; Chair, Corel Corporation,
                                     Ontario, Canada; Director, Sun Life
                                     Financial, Ontario Canada; Director, FPI
                                     Ltd., Newfoundland, Canada


ITEM 27.  DISTRIBUTORS

         (a) Reference is hereby made to Item 26 above.

         (b) Reference is hereby made to Item 26 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

         (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                         NAME                        ADDRESS
                         ----                        -------

         Massachusetts Financial Services        500 Boylston Street
           Company (investment adviser)          Boston, MA  02116

         MFS Fund Distributors, Inc.             500 Boylston Street
           (principal underwriter)               Boston, MA  02116

         State Street Bank and                   State Street South
         Trust Company (custodian)               5 - West
                                                 North Quincy, MA  02171

         MFS Service Center, Inc.                2 Avenue de LaFayette
           (transfer agent)                      Boston, MA  02111

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of October 2003.

                                         MFS SERIES TRUST VI

                                         By:      JAMES R. BORDEWICK, JR.
                                                 -----------------------------
                                         Name:   James R. Bordewick, Jr.
                                         Title:  Assistant Clerk and Assistant
                                                 Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on October 27, 2003.

             SIGNATURE                           TITLE
             ---------                           -----

JEFFREY L. SHAMES*                        Chairman and Trustee
-------------------------
Jeffrey L. Shames


JOHN W. BALLEN*                           President (Principal Executive
-------------------------                   Officer) and Trustee
John W. Ballen


RICHARD M. HISEY*                         Principal Financial Officer and
-------------------------                   Accounting Officer
Richard M. Hisey


LAWRENCE H. COHN*                         Trustee
-------------------------
Lawrence H. Cohn


WILLIAM R. GUTOW*                         Trustee
-------------------------
William R. Gutow


J. ATWOOD IVES*                           Trustee
-------------------------
J. Atwood Ives


ABBY M. O'NEILL*                          Trustee
-------------------------
Abby M. O'Neill


KEVIN R. PARKE*                           Trustee
-------------------------
Kevin R. Parke


LAWRENCE T. PERERA*                       Trustee
-------------------------
Lawrence T. Perera


WILLIAM J. POORVU*                        Trustee
-------------------------
William J. Poorvu


J. DALE SHERRATT*                         Trustee
-------------------------
J. Dale Sherratt


ELAINE R. SMITH*                          Trustee
-------------------------
Elaine R. Smith


WARD SMITH*                               Trustee
-------------------------
Ward Smith

                                       *By:   JAMES R. BORDEWICK, JR.
                                              -----------------------
                                       Name:  James R. Bordewick, Jr.
                                                as Attorney-in-fact

                                       Executed by James R. Bordewick, Jr. on
                                       behalf of those indicated pursuant to a
                                       Power of Attorney dated January 1, 2002, incorporated by reference to the Registrant's Post-Effective Amendment No. 17 filed with the SEC via EDGAR on February 28, 2002, a Power of Attorney dated August 1, 2002, incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 44 filed with the SEC via EDGAR on August 1, 2002, and a Power of Attorney dated May 20, 2003 incorporated by reference to MFS Series Trust VI (File No. 333-105502) Post-Effective Amendment No. 1 to Form N-14 filed with the SEC via EDGAR on May 23, 2003.

                                INDEX TO EXHIBITS

EXHIBIT NO.                DESCRIPTION OF EXHIBIT                      PAGE NO.
-----------                ----------------------                      --------

   1 (a) Amended and Restated Declaration of Trust of the Registrant, dated August 12, 2003.

     (b) Amendment, dated August 15, 2003, to the Declaration of Trust - Redesignation of Class R Shares as Class R1 Shares for MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund and Designation of New Class R2 Shares for MFS Global Total Return Fund, MFS Utilities Fund and MFS Global Equity Fund.

   8 (b) Amendment to Shareholder Servicing Agreement, dated April 1,
           2003, to amend the Fee Schedule.

   9 (b) Legal Opinion Consent, dated October 27, 2003.

  10     Consent of Ernst & Young, LLP for MFS Global Total Return Fund,
           MFS Utilities Fund and MFS Global Equity Fund.